Selling, Distribution and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Selling, Distribution and Administrative Expenses [Abstract]
Schedule of Administrative Expenses
	For the years ended December 31,
	2023	2022	2021
Staff expense	$6,392,020	$6,753,737	$3,310,362
Rental expense	536,272	452,137	2,564
Depreciation and amortization expense	2,439,986	2,997,945	1,261,988
Utilities expense	87,327	72,550	91,180
Travelling and entertainment expense	445,714	600,362	145,247
Professional fees	1,434,367	2,086,279	1,164,536
Repairs and maintenance	68,696	57,782	69,805
Other service fees	322,894	433,822	240,328
Research and development expense	169,511	99,947	-
Other expenses*	1,013,688	989,687	888,280
	$12,910,475	$14,544,248	$7,174,290
*	Other expenses mainly comprised of office expenses, stamp duties, training costs, etc.